Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Accrued marketing expense	$ 28,213	$ 27,304	$ 1,086
Accrued taxes	5,588	9,332	16,913
Accrued customer credits	119,070	119,355	125,481
Accrued future customer compensation	78,306	73,959	94,061
Accrued contingencies	12,686	12,686	0
Other current liabilities	28,842	38,520	18,593
Total accrued expenses and other current liabilities	$ 272,705	$ 281,156	$ 256,134